Leases - Summary of Maturity Analysis for Finance Lease Receivables (Detail) ₩ in Millions	Dec. 31, 2025 KRW (₩)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 24,925
Unrealized finance income	930
Net investment in the lease	23,995
Less than 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	15,345
1 year ~ 2 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	4,592
2 year ~ 3 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	2,765
3 year ~ 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	1,632
4 year ~ 5 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments	₩ 591